Expense Example - Class A Class C Class I Shares - Victory Market Neutral Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	647	842	1,052	1,657	253	640	1,153	2,564	41	205	382	898